Financial liabilities on funding arrangements	6 Months Ended
Jul. 31, 2018
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities on funding arrangements
Financial liabilities on funding arrangements

The Group entered into charitable funding arrangements with the US not for profit organizations, the Muscular Dystrophy Association (‘MDA’) and Duchenne Partners Fund Inc. (‘DPF’). In exchange for the funding provided, these arrangements require the Company to pay royalties on potential future revenues generated from the DMD program respectively. Under IFRS, when such arrangements also give the counterparties rights over unexploited intellectual property this results in a financial liability, recognized in the Statement of Financial Position.

Because of the Group's decision in June 2018 to discontinue the development of ezutromid, the financial liabilities attributable to the charitable funding arrangements with MDA and DPF have been re-measured during the three months ended July 31, 2018 as future royalties on revenues generated from ezutromid are no longer anticipated. This re-measurement resulted in a credit to the Statement of Comprehensive Income. The portion of the credit presented as other operating income during the three and six months ended July 31, 2018 represents the component of the funding received from MDA and DPF not previously credited to the Statement of Comprehensive Income upon initial recognition of the financial liability. The portion of the credit presented as finance income during the three and six months ended July 31, 2018 relates to previous re-measurements and discounting associated with the financial liability which were previously recognized as finance costs.

The value of the estimated financial liabilities on funding arrangements as of July 31, 2018 amounted to £nil (as at January 31, 2018: £3.1 million). The net decrease in the value of the estimated financial liabilities during the six months ended July 31, 2018 amounted to £3.1 million (during the year ended January 31, 2018: £2.8 million). Re-measurements of the financial liabilities are recognized as a finance cost or finance income. Unwinding of the discount factor is recognized as a finance cost. De-recognition of financial liabilities is recognized as finance income or other operating income. Since initial recognition, the estimated financial liabilities have been re-measured following significant events in the associated clinical program.

	Six months ended July 31, 2018	Year ended January 31, 2018
	£000s	£000s
At February 1,	3,090	5,919
Unwinding of discount factor	232	754
De-recognition of financial liabilities – Finance income	—	(3,085)
Re-measurement of financial liabilities on funding arrangements	(2,784)	410
Net finance costs on funding arrangements accounted for as financial liabilities	(2,552)	(1,921)
Re-measurement / de-recognition of financial liabilities – Other operating income	(539)	(908)
	—	3,090

As the Group is discontinuing the development of ezutromid there are no sensitivities disclosed in relation to the charitable funding arrangements with MDA and DPF, since there are no reasonably possible changes in assumptions that would result in a different value of the liability as at July 31, 2018.